Restricted Net Assets	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Restricted Net Assets
23.	RESTRICTED NET ASSETS
The Company is a holding company with no material operations of its own and conducts the operations primarily through its PRC subsidiaries and the VIEs. As an offshore holding company, the Company is permitted under PRC laws and regulations to provide funding from the proceeds of its offshore fundraising activities to its PRC subsidiaries only through loans or capital contributions, and to its VIEs only through loans, in each case subject to the satisfaction of the applicable government registration and approval requirements.
The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the VIEs and subsidiaries of the VIEs incorporated in PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The consolidated results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.
Under PRC law, the Company’s subsidiaries, VIEs and the subsidiaries of the VIEs located in the PRC (collectively referred as the “PRC entities”) are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The PRC entities are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis. In addition, the registered capital of the PRC entities is also restricted.
Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the subsidiary. The PRC entities are also subject to similar statutory reserve requirements. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends.
For the years ended December 31, 2020, 2021 and 2022, there were no other material assets transferred, and there were no dividends or distributions between the Company, the Company’s subsidiaries and the VIEs for the periods presented. In addition, the Company’s subsidiaries do not intend to pay dividends or fully settle amounts due to the Company. Amounts restricted that include paid in capital and statutory reserve funds, as determined pursuant to PRC GAAP, are RMB6,301 million and RMB5,621million (US$815 million) as of December 31, 2021 and 2022, respectively.